Note 13 - Commitments and Contingencies (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Operating Leases, Rent Expense, Net	$ 32,836	$ 28,813	$ 104,747	$ 88,654	$ 132,814	$ 124,286
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Accumulated Depreciation					14,552	11,318
Capital Leases, Balance Sheet, Assets by Major Class, Net					$ 0	$ 3,234